Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Cost Related to Share-Based Payment Transactions

	2024 $m	2023 $m	2022 $m

Equity-settled

Operating profit before System Fund, reimbursables and exceptional items	37	31	28

System Fund	23	20	16

	60	51	44

Cash-settled

Operating profit before System Fund, reimbursables and exceptional items	7	5	2

	67	56	46

Summary of Information about Awards Granted
a.	The expected volatility was determined by calculating the historical volatility of the Company’s share price corresponding to the expected life of the share award.

Summary of Movements in Awards Outstanding Under the Schemes

	APP/DAP	LTIP/DAP

Number of share awards (thousands)	Deferred shares/ one-off awards	Performance-related awards/LTI	Restricted stock units

Outstanding at 1 January 2022	348	872	1,350

Granted	236	323	706

Vested	(254)	(23)	(391)

Lapsed or cancelled	(9)	(239)	(90)

Outstanding at 31 December 2022	321	933	1,575

Granted	214	329	683

Vested	(186)	(180)	(533)

Lapsed or cancelled	(17)	(246)	(63)

Outstanding at 31 December 2023	332	836	1,662

Granted	104	279	495

Vested	(44)	(136)	(402)

Lapsed or cancelled	(6)	(148)	(106)

Outstanding at 31 December 2024	386	831	1,649

Fair value of awards granted during the year (cents)

2024	10,837.6	5,812.6	10,302.3

2023	6,926.4	3,169.7	6,351.0

2022	6,180.2	3,770.0	5,656.4

Weighted average remaining contract life (years)

At 31 December 2024	0.9	1.1	1.1

At 31 December 2023	1.5	1.3	1.3

At 31 December 2022	1.0	1.1	1.2